Acquisition Fair Value of Consideration Transferred (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Aug. 01, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Shares issued during acquisition	1.6
Gain on remeasurement of equity investment		$ 0.0	$ 98.1	$ 0.0
CDW UK
Business Acquisition [Line Items]
Cash	$ 291.6
Fair value of CDW common stock	33.2
Fair value of previously held equity investment on the date of acquisition	174.9
Total consideration	$ 499.7
Restriction period for common shares issued	3 years
Weighted-average service period of options issued by one of the sellers to certain coworkers over shares of the seller's common stock received as part of consideration from acquisition	3 years 2 months 12 days
Non-controlling interest held	35.00%
Gain on remeasurement of equity investment	$ 98.0